UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06170

Lebenthal Funds, Inc.

(Exact name of registrant as specified in charter)

120 Broadway, New York, NY 10271

(Address of principal executive offices) (Zip Code)

MICHAEL J. VOGELZANG	Copy to: DAVID C. PHELAN, ESQ.
Lebenthal	Wilmer Cutler Pickering Hale and Dorr LLP
120 Broadway	60 State Street
New York, New York 10271	Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 594-7078

Date of fiscal year-end: November 30

Date of reporting period: July 1, 2003 – June 30, 2004

Item 1. Proxy Voting Record

LEBENTHAL TAXABLE MUNICIPAL BOND FUND

Blackrock Income Trust Inc.

Ticker:	BKT	CUSIP:	09247F100
Meeting Date:	May 26, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director Andrew F. Brimmer	For	For	Management
1.2	Elect Director Kent Dixon	For	For	Management
1.3	Elect Director Robert S. Kapito	For	For	Management

Hyperion Total Return Fund

Ticker:	HTR	CUSIP:	449145101
Meeting Date:	April 13, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director Rodman L. Drake	For	Did Not Vote	Management
1.2	Elect Director Harry E. Petersen	For	Did Not Vote	Management
1.3	Elect Director Clifford E. Lai	For	Did Not Vote	Management
2.1	Ratification of the Selection of Independent Accountants	For	Did Not Vote	Management

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

Van Kampen Trust for Inv Grade NY Municipals

Ticker:	VTN	CUSIP:	920931102
Meeting Date:	June 23, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director Craig Kennedy	For	For	Management
1.2	Elect Director Jack E. Nelson	For	For	Management
1.3	Richard F. Powers, III	For	For	Management

Muniyield NY Insured Fund, Inc.

Ticker:	MYN	CUSIP:	626301105
Meeting Date:	April 27, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director James H. Bodurtha	For	Did Not Vote	Management
1.2	Elect Director Joe Grills	For	Did Not Vote	Management
1.3	Elect Director Robert A Cooper Ramo	For	Did Not Vote	Management
1.4	Elect Director Robert S. Salomon, Jr.	For	Did Not Vote	Management
1.5	Elect Director Stephen B. Swensrud	For	Did Not Vote	Management

Nuveen Insured NY Premium Income Muni Fund

Ticker:	NNF	CUSIP:	67101R107
Meeting Date:	December 17, 2003	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director William E. Bennett	For	For	Management
1.2	Elect Director Robert P. Bremner	For	For	Management
1.3	Elect Director Lawrence H. Brown	For	For	Management
1.4	Elect Director Jack B. Evans	For	For	Management
1.5	Elect Director Anne E. Impellizzeri	For	For	Management
1.6	Elect Director William L. Kissick	For	For	Management
1.7	Elect Director Thomas E. Leafstrand	For	For	Management
1.8	Elect Director Peter R. Sawers	For	For	Management
1.9	Elect Director Judith M. Stockdale	For	For	Management
1.10	Elect Director Sheila W. Wellington	For	For	Management

Muniholdings New York Insured Fund, Inc.

Ticker:	MHN	CUSIP:	625931100
Meeting Date:	January 30, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director Terry K. Glenn	For	Did Not Vote	Management
1.2	Elect Director Cynthia A. Montgomery	For	Did Not Vote	Management
1.3	Elect Director Kevin A. Ryan	For	Did Not Vote	Management
1.4	Elect Director Roscoe S. Suddarth	For	Did Not Vote	Management
1.5	Elect Director Edward D. Zinbarg	For	Did Not Vote	Management

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

Muniyield New Jersey Insured Fund, Inc.

Ticker:	MJI	CUSIP:	625921101
Meeting Date:	April 27, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director Donald W. Burton	For	Did Not Vote	Management
1.2	Elect Director David H. Walsh	For	Did Not Vote	Management
1.3	Elect Director Fred G. Weiss	For	Did Not Vote	Management

Muniyield New Jersey Fund, Inc.

Ticker:	MYJ	CUSIP:	62630L101
Meeting Date:	April 27, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director James H. Bodurtha	For	Did Not Vote	Management
1.2	Elect Director Joe Grills	For	Did Not Vote	Management
1.3	Elect Director Robert A Cooper Ramo	For	Did Not Vote	Management
1.4	Elect Director Robert S. Salomon, Jr.	For	Did Not Vote	Management
1.5	Elect Director Stephen B. Swensrud	For	Did Not Vote	Management

Muniholdings New Jersey Insured Fund, Inc.

Ticker:	MUJ	CUSIP:	625936109
Meeting Date:	January 30, 2004	Meeting Type:	Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	Elect Director Terry K. Glenn	For	Did Not Vote	Management
1.2	Elect Director Cynthia A. Montgomery	For	Did Not Vote	Management
1.3	Elect Director Kevin A. Ryan	For	Did Not Vote	Management
1.4	Elect Director Roscoe S. Suddarth	For	Did Not Vote	Management
1.5	Elect Director Edward D. Zinbarg	For	Did Not Vote	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lebenthal Funds, Inc.

By:

/s/ Michael J. Vogelzang
Michael J. Vogelzang, President

Date: August 31, 2004